FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2006

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Amaranth Advisors, L.L.C.
Address:        1 American Lane
                Greenwich, Connecticut 06831

13F File Number:  28-10773

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Glynn
Title:     Chief Financial Officer
Phone:     203-422-3310

Signature, Place, and Date of Signing:

/s/ James Glynn
-----------------------------------------------------
(Signature)

Greenwich, Connecticut
-----------------------------------------------------
(City, State)

April 24, 2007
-----------------------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 11

Form 13F Information Table Value Total: $22 (thousands)

List of Other Included Managers:

         None

                                    FORM 13F
                                                                (SEC USE ONLY)
QTR ENDED: 12/31/06       Name of Reporting Managers:  Amaranth Advisors, L.L.C.



          Item 1:                         Item 2:  Item3:    Item 4:        Item 5:         Item 6:     Item 7:     Item 8:
       Name of Issuer                    Title of  CUSIP   Fair Market Shares or            Investment  Other   Voting Authority
                                          Class              Value     Principal Sh/  Put/  Discretion  Managers
                                                           (x $1000)   Amount    Prn  Call               (a) Sole (b) Share (c) None
ALEXION PHARMACEUTICALS INC JAN07 PUT 15   COM    15351959      -       499      SH   PUT     SHARED           0      499       0
NEKTAR THERAPEUTICS JAN07 CALL 25          COM   640268908      -       136      SH   CALL    SHARED           0      136       0
BOSTON SCIENTIFIC CORP JAN08 CALL 40       COM   101137107      1      1000      SH   CALL    SHARED           0     1000       0
BOSTON SCIENTIFIC CORP JAN08 CALL 40       COM   101137107      9      9000      SH   CALL    SHARED           0     9000       0
ALEXION PHARMACEUTICALS INC JAN07 PUT 15   COM    15351959      5      4501      SH   PUT     SHARED           0     4501       0
NEKTAR THERAPEUTICS JAN07 CALL 25          COM   640268908      1      1238      SH   CALL    SHARED           0     1238       0
SPRINT NEXTEL CORP JAN07 CALL 30           COM   852061900      5      5250      SH   CALL    SHARED           0     5250       0
CAREER EDUCATION CORP JAN07 CALL 55        COM   141665909      -       206      SH   CALL    SHARED           0      206       0
COOPER TIRE & RUBBER CO JAN07 PUT 2.5      COM   216831957      -        20      SH   PUT     SHARED           0       20       0
COOPER TIRE & RUBBER CO FEB07 PUT 5        COM   216831957      -       430      SH   PUT     SHARED           0      430       0
HOST HOTELS & RESORTS INC JAN07 PUT 10     COM   44107P954      1       800      SH   PUT     SHARED           0      800       0

                                              Value Total:    $22
                                               Entry Total:    11
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